Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Payable after notice	$ 185,753
Payable on a fixed date	395,338
Total	767,993	$ 797,690	$ 733,390
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	156,319
Payable on a fixed date	264,748
Total	547,478	549,618	503,158
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	304
Payable on a fixed date	41,059
Total	69,437	93,605	75,675
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	274
Payable on a fixed date	17,462
Total	17,736	18,464	20,310
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	6,459
Payable on a fixed date	12,877
Total	24,428	22,829	23,672
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	5,581
Payable on a fixed date	6,715
Total	19,130	20,149	18,738
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	142
Payable on a fixed date	15,337
Total	24,533	24,535	22,714
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,925
Payable on a fixed date	4,413
Total	10,104	9,739	9,846
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,749
Payable on a fixed date	32,727
Total	55,147	58,751	59,277
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	145,483
Payable on a fixed date	80,365
Total	242,876	234,361	224,800
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	38,965
Payable on a fixed date	282,882
Total	482,050	514,444	461,851
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,305
Payable on a fixed date	32,091
Total	43,067	$ 48,885	$ 46,739
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	148,002
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	105,183
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	27,888
Interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	0
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	8
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	6,707
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	3,802
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	52
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,362
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,382
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	130,761
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	8,859
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	38,900
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	21,228
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	186
Non- interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	0
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,084
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	127
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	5,252
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	714
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	6,309
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,646
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	29,442
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 812